Subsequent Events (Details) - SubsequentEvent [Member]	Apr. 29, 2026 USD ($)
Subsequent Events [Line Items]
Unsecured bearing interest	8.00%
UBC Ventures W.L.L [Member]
Subsequent Events [Line Items]
Loan received	$ 20,000,000